Audit Information	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Firm ID	1251
Auditor Location	Cologne, Germany
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft